RELATED-PARTY TRANSACTIONS - Balance sheets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018	Dec. 31, 2017
Assets.
Deferred acquisition costs	$ 89,436,987	$ 58,571,981	$ 46,808,359
Premiums receivable	106,679,035	52,628,294	42,256,033
TOTAL ASSETS	831,774,778	610,710,026	443,277,571
Liabilities.
Losses payable		21,980,282	16,737,392
Provision for unpaid loss and loss adjustment expenses	103,623,730	54,987,840	32,581,265	$ 71,111,610	$ 18,565,521	$ 7,244,232
Unearned premiums	191,749,543	124,708,255	99,107,431
Commissions payable	66,241,161	43,798,065	36,228,217
Total liabilities	$ 712,853,514	$ 493,389,285	$ 332,816,854
Hagerty Holding Corp. | US
Related Party Transaction [Line Items]
Percentage of risks reinsured	60.00%	50.00%
Hagerty Holding Corp. | United Kingdom
Related Party Transaction [Line Items]
Percentage of risks reinsured	60.00%
Hagerty Holding Corp. | Reinsurance Agreement | US
Related Party Transaction [Line Items]
Percentage of risks reinsured		50.00%	50.00%
Markel- affiliated carriers
Assets.
Deferred acquisition costs		$ 55,832,707	$ 46,808,359
Premiums receivable		49,938,030	42,256,033
TOTAL ASSETS		105,770,737	89,064,392
Liabilities.
Losses payable		21,049,109	16,737,392
Provision for unpaid loss and loss adjustment expenses		53,281,356	32,583,608
Unearned premiums		118,207,080	99,107,431
Commissions payable		42,643,666	36,228,217
Total liabilities		235,181,211	$ 184,656,648
Markel- affiliated carriers | Reinsurance Agreement
Assets.
Deferred acquisition costs	$ 85,760,754	55,832,707
Premiums receivable	102,268,533	49,938,030
TOTAL ASSETS	188,029,287	105,770,737
Liabilities.
Losses payable		21,049,109
Provision for unpaid loss and loss adjustment expenses	98,441,148	53,281,356
Unearned premiums	182,996,606	118,207,080
Commissions payable	64,388,750	42,643,666
Total liabilities	$ 345,826,504	$ 235,181,211